2 Basis of preparation	12 Months Ended
Dec. 31, 2020
Basis Of Preparation
Basis of preparation
2	Basis of preparation

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”).

The consolidated financial statements have been prepared on a historical cost basis except for certain financial instruments measured at their fair value. All relevant information in the financial statements is being evidenced by and corresponds to that used by Management in the administration of the Company.

The consolidated financial statements are presented in millions of Brazilian Reais (R$), which is the functional currency of the Company. The functional currency of the subsidiaries located abroad is the local currency of each jurisdiction.

The consolidated financial statements have been prepared on a going concern basis.

The consolidated financial statements for the fiscal year ended December 31, 2020, 2019 and 2018 were approved by the Board of Directors on April 28, 2021.

2.1	Basis of consolidation

The consolidated financial statements include the financial information of all subsidiaries over which Sendas Distribuidora exercises control directly or indirectly. The determination if a subsidiary is controlled by Sendas Distribuidora and the basis of consolidation are in accordance with the requirements of IFRS 10 – Consolidated Financial Statement.

The consolidated financial statements of the subsidiaries are prepared on the same closing date of the reporting period of Sendas Distribuidora, using consistent accounting policies. All balances and transactions, including income and expense, unrealized gains and losses, and dividends resulting from intercompany operations included in the consolidation are fully eliminated.

Gains or losses resulting from changes in equity interest in subsidiary, which do not result in loss of control, are directly recorded in equity. Losses are attributed to the non-controlling interest, even if it results in a deficit balance.

In the consolidated financial statements, Sendas consolidates all its subsidiary and reports non-controlling interests in a separate line item in shareholders’ equity and statements of operations.

The list of subsidiaries is presented in Note 13.